Newbuildings (Tables)	12 Months Ended
Dec. 31, 2014
Property, Plant and Equipment [Abstract]
Newbuildings

(In US$ millions)	December 31, 2014	December 31, 2013
Opening balance	—	161.8
Additions	—	89.6
Capitalized interest and loan related costs	—	3.9
Re-classified as Drilling Units	—	(255.3)
Closing balance	—	—